Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2015
Registrant Name	BBH Trust
Central Index Key	0001342947
Amendment Flag	false
Document Creation Date	Oct. 28, 2015
Document Effective Date	Oct. 30, 2015
Prospectus Date	Oct. 30, 2015
BBH Money Market Fund | BBH Money Market Fund | Regular Shares
Risk/Return:
Trading Symbol	BBMXX
BBH Money Market Fund | BBH Money Market Fund | Institutional Shares
Risk/Return:
Trading Symbol	BBSXX